Income tax expense - Reconciliation of differences between statutory tax rate and effective tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Amount
PRC Statutory income tax rates	¥ 263,342
Changes In Valuation Allowances	10,474
Nontaxable or Nondeductible Items
Tax effect of preferential tax rates	(21,490)
Share-based payment awards	25,969
Others	4,136
Income tax expense	¥ 118,989	$ 17,015	¥ 94,459	¥ 50,755
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC	PRC
Percent
PRC Statutory income tax rates	25.00%	25.00%	25.00%	25.00%
Statutory Tax Rate Difference Between Foreign and PCR			(14.00%)	(21.00%)
Change in valuation allowance	0.90%	0.90%	1.00%	(2.00%)
Tax effect of Super Deduction and others			2.00%	3.00%
Nontaxable or Nondeductible Items
Tax effect of preferential tax rates	(2.00%)	(2.00%)	(1.00%)	1.00%
Share-based payment awards	2.50%	2.50%	1.00%	2.00%
Others	0.40%	0.40%
Effective income tax rate	11.30%	11.30%	14.00%	8.00%
Cayman Islands
Amount
Statutory Tax Rate Difference Between Foreign and PCR	¥ (25,784)
Percent
Statutory Tax Rate Difference Between Foreign and PCR	(2.40%)	(2.40%)
Hong Kong
Amount
Statutory Tax Rate Difference Between Foreign and PCR	¥ (66,741)
Nontaxable Income	(82,842)
Others	¥ 15,471
Percent
PRC Statutory income tax rates	16.50%	16.50%
Statutory Tax Rate Difference Between Foreign and PCR	(6.30%)	(6.30%)
Nontaxable Income	(8.00%)	(8.00%)
Others	1.50%	1.50%
Other Foreign Jurisdictions
Amount
Others	¥ (3,546)
Percent
Others	(0.30%)	(0.30%)